Pledged assets	12 Months Ended
Dec. 31, 2025
Pledged assets
Pledged assets

Note 26.  Pledged assets

		December 31,	December 31,
Pledged assets	Pledged to secure	2024	2025

		(in thousands)
Restricted cash and time deposit (1)	Short-term secured borrowings	$503,700	568,200
Restricted time deposits (1)	For customs duties	31	—
Land (2)	Long-term unsecured borrowings	27,500	27,500
Building and improvements (2)	Long-term unsecured borrowings	32,464	29,238
		$563,695	624,938

Note (1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.

Note (2): Guarantee and collateral for long-term unsecured borrowings.